Prohibited Transactions (Details) - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Subsequent Event [Line Items]
Contributions Corrected Outside VFCP	$ 1,457,076
Contributions Not Corrected	$ 2,565